Fees Summary	Mar. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,900,100.00
Total Offset Amount	692,831.44
Net Fee	2,207,268.56
Narrative - Max Aggregate Offering Price	$ 21,000,000,000.00
Final Prospectus	true